Quarterly Holdings Report
for
Fidelity® Magellan® K6 Fund
December 31, 2022
MAG-K6-NPRT3-0323
1.9893881.103
Common Stocks - 98.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.1%
Interactive Media & Services - 3.1%
Alphabet, Inc.:
Class A (a)	37,886	3,342,682
Class C (a)	33,010	2,928,977
		6,271,659
CONSUMER DISCRETIONARY - 4.4%
Hotels, Restaurants & Leisure - 2.4%
Airbnb, Inc. Class A (a)	29,322	2,507,031
Hilton Worldwide Holdings, Inc.	18,887	2,386,561
		4,893,592
Internet & Direct Marketing Retail - 1.0%
Amazon.com, Inc. (a)	24,409	2,050,356
Multiline Retail - 1.0%
Dollar General Corp.	8,128	2,001,520
TOTAL CONSUMER DISCRETIONARY		8,945,468
CONSUMER STAPLES - 1.9%
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	8,624	3,936,856
FINANCIALS - 9.9%
Capital Markets - 6.6%
Intercontinental Exchange, Inc.	33,401	3,426,609
Moody's Corp.	12,187	3,395,542
Raymond James Financial, Inc.	24,694	2,638,554
S&P Global, Inc.	11,420	3,825,015
		13,285,720
Insurance - 3.3%
Arthur J. Gallagher & Co.	17,116	3,227,051
Marsh & McLennan Companies, Inc.	20,907	3,459,690
		6,686,741
TOTAL FINANCIALS		19,972,461
HEALTH CARE - 17.3%
Health Care Equipment & Supplies - 1.4%
IDEXX Laboratories, Inc. (a)	7,034	2,869,591
Health Care Providers & Services - 4.5%
Humana, Inc.	6,253	3,202,724
UnitedHealth Group, Inc.	11,256	5,967,706
		9,170,430
Health Care Technology - 1.3%
Veeva Systems, Inc. Class A (a)	16,000	2,582,080
Life Sciences Tools & Services - 6.1%
Danaher Corp.	16,827	4,466,222
Mettler-Toledo International, Inc. (a)	2,228	3,220,463
Thermo Fisher Scientific, Inc.	8,495	4,678,112
		12,364,797
Pharmaceuticals - 4.0%
Eli Lilly & Co.	12,581	4,602,633
Zoetis, Inc. Class A	23,930	3,506,942
		8,109,575
TOTAL HEALTH CARE		35,096,473
INDUSTRIALS - 7.5%
Aerospace & Defense - 1.4%
HEICO Corp. Class A	23,674	2,837,329
Commercial Services & Supplies - 2.9%
Cintas Corp.	7,496	3,385,344
Copart, Inc. (a)	40,706	2,478,588
		5,863,932
Professional Services - 3.2%
Equifax, Inc.	17,039	3,311,700
Verisk Analytics, Inc.	17,628	3,109,932
		6,421,632
TOTAL INDUSTRIALS		15,122,893
INFORMATION TECHNOLOGY - 41.2%
Electronic Equipment & Components - 2.8%
Amphenol Corp. Class A	37,200	2,832,408
CDW Corp.	16,329	2,916,033
		5,748,441
IT Services - 10.8%
Accenture PLC Class A	15,195	4,054,634
Automatic Data Processing, Inc.	13,879	3,315,138
Gartner, Inc. (a)	7,952	2,672,985
MasterCard, Inc. Class A	14,379	5,000,010
Paychex, Inc.	14,215	1,642,685
Visa, Inc. Class A	24,825	5,157,642
		21,843,094
Semiconductors & Semiconductor Equipment - 5.5%
KLA Corp.	9,121	3,438,891
Lam Research Corp.	7,027	2,953,448
NVIDIA Corp.	32,111	4,692,702
		11,085,041
Software - 17.7%
Adobe, Inc. (a)	11,305	3,804,472
Autodesk, Inc. (a)	15,447	2,886,581
Cadence Design Systems, Inc. (a)	18,776	3,016,177
Fortinet, Inc. (a)	56,448	2,759,743
Intuit, Inc.	8,785	3,419,298
Microsoft Corp.	60,043	14,399,508
Palo Alto Networks, Inc. (a)	18,160	2,534,046
Synopsys, Inc. (a)	9,234	2,948,324
		35,768,149
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	68,653	8,920,084
TOTAL INFORMATION TECHNOLOGY		83,364,809
MATERIALS - 3.1%
Chemicals - 3.1%
Linde PLC	11,696	3,815,001
Sherwin-Williams Co.	10,078	2,391,812
		6,206,813
REAL ESTATE - 6.1%
Equity Real Estate Investment Trusts (REITs) - 6.1%
American Tower Corp.	15,291	3,239,551
Extra Space Storage, Inc.	18,540	2,728,717
Prologis (REIT), Inc.	31,293	3,527,660
SBA Communications Corp. Class A	10,338	2,897,845
		12,393,773
UTILITIES - 3.6%
Electric Utilities - 2.3%
NextEra Energy, Inc.	54,762	4,578,103
Water Utilities - 1.3%
American Water Works Co., Inc.	17,842	2,719,478
TOTAL UTILITIES		7,297,581
TOTAL COMMON STOCKS (Cost $161,637,556)		198,608,786

Money Market Funds - 2.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (b) (Cost $4,663,274)	4,662,341	4,663,274

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $166,300,830)	203,272,060
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(734,206)
NET ASSETS - 100.0%	202,537,854

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	2,994,649	45,969,346	44,300,721	40,542	-	-	4,663,274	0.0%
Fidelity Securities Lending Cash Central Fund 4.37%	-	5,332,280	5,332,280	280	-	-	-	0.0%
Total	2,994,649	51,301,626	49,633,001	40,822	-	-	4,663,274

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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